Segment information	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Segment information

34. Segment information

The Company is organized into the following operating segments: IT Services, IT Products and India State Run Enterprise segment (“ISRE”).

IT Services: During the year ended March 31, 2021, in order to broad base our growth, the Company re-organized IT Services segment to four Strategic Market Units (“SMUs”) - Americas 1, Americas 2, Europe and Asia Pacific Middle East and Africa (“APMEA”).

Americas 1 and Americas 2 are primarily organized by industry sector, while Europe and APMEA are organized by countries.

Americas 1 includes the entire business of Latin America (“LATAM”) and the following industry sectors in the United States of America: healthcare and medical devices, consumer goods and life sciences, retail, transportation and services, communications, media and information services, technology products and platforms. Americas 2 includes the entire business in Canada and the following industry sectors in the United States of America: banking, financial services and insurance, manufacturing, hi-tech, energy and utilities. Europe consists of the United Kingdom and Ireland, Switzerland, Germany, Benelux, the Nordics and Southern Europe. APMEA consists of Australia and New Zealand, India, Middle East, South East Asia, Japan and Africa.

Revenue from each customer is attributed to the respective SMUs based on the location of the customer’s primary buying center of such services. With respect to certain strategic global customers, revenue may be generated from multiple countries based on such customer’s buying centers, but the total revenue related to these strategic global customers are attributed to a single SMU based on the geographical location of key decision makers.

Prior to the Company’s re-organization of its IT services segment, the IT services segment was organized by seven industry verticals: Banking, Financial Services and Insurance (“BFSI”), Health Business unit (“Health BU”), Consumer Business unit (“CBU”), Energy, Natural Resources and Utilities (“ENU”), Manufacturing (“MFG”), Technology (“TECH”) and Communications (“COMM”).

Our IT Services segment provides a range of IT and IT enabled services which include digital strategy advisory, customer centric design, technology consulting, IT consulting, custom application design, development, re-engineering and maintenance, systems integration, package implementation, cloud and infrastructure services, business process services, cloud, mobility and analytics services, research and development and hardware and software design.

IT Products: The Company is a value-added reseller of security, packaged and SaaS software for leading international brands. In certain total outsourcing contracts of the IT Services segment, the Company delivers hardware, software products and other related deliverables. Revenue relating to these items is reported as revenue from the sale of IT Products.

ISRE: This segment consists of IT Services offerings to entities and/or departments owned or controlled by Government of India and/or any State Governments.

The Chairman of the Company has been identified as the Chief Operating Decision Maker as defined by IFRS 8, “Operating Segments”. The Chairman of the Company evaluates the segments based on their revenue growth and operating income.

Assets and liabilities used in the Company’s business are not identified to any of the operating segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Information on reportable segments for the year ended March 31, 2021 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	178,091	₹	179,821	₹	165,441	₹	82,462	₹	605,815	₹	7,685	₹	8,912	₹	13	₹	622,425
Other operating income/(loss), net		-		-		-		-		(81)		-		-		-		(81)
Segment result		33,040		41,589		31,673		11,476		117,778		45		1,061		(903)		117,981
Unallocated										5,153		-		-		-		5,153
Segment result total									₹	122,850	₹	45	₹	1,061	₹	(903)	₹	123,053
Finance expense																		(5,088)
Finance and other income																		20,912
Share of net profit/(loss) of associates accounted for using the equity method																		130
Profit before tax																	₹	139,007
Income tax expense																		(30,345)
Profit for the year																	₹	108,662
Depreciation, amortization and impairment																	₹	27,656

Information on reportable segments for the year ended March 31, 2022 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	217,874	₹	239,404	₹	233,443	₹	91,103	₹	781,824	₹	6,173	₹	7,295	₹	(3)	₹	795,289
Other operating income/(loss), net		-		-		-		-		2,186		-		-		-		2,186
Segment result		42,820		47,376		35,739		10,523		136,458		115		1,173		(80)		137,666
Unallocated										434		-		-		-		434
Segment result total									₹	139,078	₹	115	₹	1,173	₹	(80)	₹	140,286
Finance expense																		(5,325)
Finance and other income																		16,257
Share of net profit/(loss) of associates accounted for using the equity method																		57
Profit before tax																	₹	151,275
Income tax expense																		(28,946)
Profit for the year																	₹	122,329
Depreciation, amortization and impairment																	₹	30,911

Information on reportable segments for the year ended March 31, 2023 is as follows:

	IT Services										IT Products		ISRE		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	261,270	₹	278,374	₹	256,845	₹	100,989	₹	897,478	₹	6,047	₹	5,823	₹	-	₹	909,348
Other operating income/(loss), net		-		-		-		-		-		-		-		-		-
Segment result		49,264		56,567		35,048		8,945		149,824		(176)		441		(1,442)		148,647
Unallocated										(9,041)		-		-		-		(9,041)
Segment result total									₹	140,783	₹	(176)	₹	441	₹	(1,442)	₹	139,606
Finance expense																		(10,077)
Finance and other income																		18,185
Share of net profit/(loss) of associates accounted for using the equity method																		(57)
Profit before tax																	₹	147,657
Income tax expense																		(33,992)
Profit for the year																	₹	113,665
Depreciation, amortization and impairment																	₹	33,402

Revenues from India, being Company’s country of domicile, is ₹ 27,156, ₹ 25,939 and ₹ 25,115 for year ended March 31, 2021, 2022 and 2023 respectively.

Revenues from United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2021		2022		2023
United States of America	₹	336,009	₹	427,021	₹	506,690
United Kingdom		67,852		101,437		113,023
	₹	403,861	₹	528,458	₹	619,713

No customer individually accounted for more than 10% of the revenues during the year ended March 31, 2021, 2022 and 2023.

Management believes that it is currently not practicable to provide disclosure of geographical location wise assets, since the meaningful segregation of the available information is onerous.

Notes:

a)
Effective beginning of fiscal year ended March 31, 2021, revenue from sale of traded cloud-based licenses is no longer reported in IT Services revenue and finance income on deferred consideration earned under total outsourcing contracts is not included in segment revenue. Further, for evaluating performance of the individual operating segments, stock compensation expense is allocated based on the accelerated amortization as per IFRS 2.
b)
“Reconciling items” includes elimination of inter-segment transactions and other corporate activities.
c)
Revenue from sale of Company owned intellectual properties is reported as part of IT Services revenues.
d)
For the purpose of segment reporting, the Company has included the impact of “foreign exchange gains/(losses), net” in revenues, which is reported as a part of operating profit in the consolidated statement of income.
e)
During the year ended March 31, 2021, the Company has contributed ₹ 991 towards COVID-19 and is reported in Reconciling items.
f)
Other operating income/(loss) of ₹ (81), ₹ 2,186 and ₹ Nil is included as part of IT Services segment result for the years ended March 31, 2021, 2022 and 2023, respectively. Refer to Note 26.
g)
Restructuring cost of ₹ Nil, ₹ Nil and ₹ 1,355 is included under Reconciling items for the years ended March 31, 2021, 2022 and 2023 respectively.
h)
Segment results for the year ended March 31, 2021, are after considering the impact of impairment charge of ₹ 1,250 in Americas 1 and ₹ 192 in Europe. Further, an impairment charge of ₹ 674 for the year ended March 31, 2021 towards certain marketing-related intangible assets and software platform recognized on acquisitions, is allocated to all IT Services SMUs. The remaining impairment charge of ₹ 302 for the year ended March 31, 2021 is included under unallocated. Refer to Note 25.
i)
Segment results for the year ended March 31, 2021, are after considering additional amortization of ₹ 795 in Americas 2 due to change in estimate of useful life of the customer-related intangibles in an earlier business combination.
j)
Segment results of IT Services segment are after recognition of share-based compensation expense ₹ 2,897, ₹ 4,164, and ₹ 3,958 for the year ended March 31, 2021, 2022 and 2023, respectively.